UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2012 to March 31, 2012

SUNTRUST BANK[1]
(Exact name of sponsor as specified in its charter)

Date of Report (Date of earliest event reported):	May 11, 2012

Commission File Number of securitizer:

Central Index Key Number of securitizer:	0001335407

Woodruff Polk, (404) 813-7094
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1SunTrust Bank is filing this Form ABS-15G on behalf of itself and its affiliated securitizers specified below in respect of the following transactions (the “Specified Transactions”): SunTrust Student Loan Trust 2006-1; Baker Street Funding CLO 2005-1 Ltd; Mountain View Funding CLO 2006-1 Ltd (on behalf of Seix Structured Products, LLC and SunTrust Equity Funding, LLC); SunTrust Alternative Loan Trust 2005-1F (on behalf of SunTrust Robinson Humphrey Funding, LLC); SunTrust Acquisition Closed-End Seconds Trust 2007-1 (on behalf of SunTrust Robinson Humphrey Funding, LLC); Morgan Stanley Capital I Trust 2005-HQ6; Morgan Stanley Capital I Trust 2005-IQ10; Morgan Stanley Capital I Trust 2006-IQ11; Morgan Stanley Capital I Trust 2006-IQ12; Morgan Stanley Capital I Trust 2006-IQ13; CD 2007-CD5 Mortgage Trust; Banc of America Commercial Mortgage Trust 2006-1; Banc of America Commercial Mortgage Trust 2006-5; and Banc of America Commercial Mortgage Trust 2007-3. This report only contains information with respect to the assets sold by SunTrust Bank and such affiliated securitizers with respect to the Specified Transactions.

SunTrust Bank has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which SunTrust Bank is a securitizer, (ii) gathering information in SunTrust Bank's records regarding demands for repurchase or replacement of pool assets in Specified Transactions for breaches of representations or warranties concerning those pool assets that is required to be reported on Form ABS-15G (“Reportable Information”), and (iii) requesting Reportable Information from trustees that is within their respective possession and which has not been previously provided to us. SunTrust Bank has not undertaken to independently verify the information provided by any trustee, nor has the information in this Form ABS-15G been verified by any third party.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SUNTRUST BANK
(Securitizer)

Date: May 11, 2012	By: /s/ Michael Maza
Name: Michael Maza
Title: Senior Vice President, Head of Asset Securitization